Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2017
Guarantee [Abstract]
Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments
33.	THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS

33.1 Direct guarantees

As of December 31, 2017 and 2016 no property, plant and equipment was pledged as security for liabilities.

As of December 31, 2017 and 2016, the Group had future energy purchase commitments totaled ThCh$ 3,938,524,357 and ThCh$ 3,981,128,504, respectively.

33.2	Indirect guarantees

There were no indirect guarantees as of December 31, 2017 and 2016.

33.3	Litigation and arbitration

As of the date of these consolidated financial statements, the most relevant litigation involving the Group are as follows:

Pending lawsuits of the Company and Subsidiaries

1.

Enel Generación Chile S.A.: In 2005, three lawsuits were filed against Enel Generación Chile S.A., the Chilean Treasury and the Chilean Water Authority (DGA, in its Spanish acronym), which are currently being treated as a single proceeding, requesting that DGA Resolution No. 134, which established non-consumptive water rights in favor of Enel Generación Chile S.A. to build the Neltume hydroelectric power plant project be declared null as a matter of public policy, with compensation for damages. Alternatively, the lawsuits request the compensation for damages for the losses allegedly sustained by the plaintiffs due to the loss of their status as riparian owners along Pirihueico Lake, as well as due to the devaluation of their properties. The defendants have rejected these allegations, contending that the DGA Resolution complies with all legal requirements, and that the exercise of this right does not cause any detriment to the plaintiffs, among other arguments. The sums involved in these suits are undetermined. This case was joined with two other cases: the first one is captioned “Arrieta v. the State and Others” in the 9th Civil Court, docket 15279-2005 and the second is captioned “Jordán v. the State and Others,” in the 10th Civil Court, docket 1608-2005. With regard to these cases, an injunction has been ordered against entering into any acts and contracts concerning Enel Generación Chile S.A.’s water rights related to the Neltume project. On September 25, 2014, the Court of Law issued an unfavorable ruling against Enel Generación Chile S.A. that in essence declared the right to use water established by DGA Resolution No. 134 illegal and orders its cancellation in the corresponding Water Rights Register of the correspondent Real Estate Registrar. Enel Generación Chile S.A. filed an appeal and cassation resources with the Santiago Court of Appeals, which are still pending. In parallel, on June 9, 2017 the Court of Appeals issued a complementary ruling rejecting the claims for compensation for damages on the ground that there were no damages affecting the defendants, Enel Generación Chile S.A. filed an appeal, which is still pending resolution. Notwithstanding the foregoing, on January 29, 2018, the Board of Enel Generación Chile SA unanimously agreed to stop and abandon the development of the hydroelectric projects of Neltume and Choshuenco for not being economically viable, so this judicial contingency is over. We must remember that the judicial plaintiffs had requested the declaration by a court that the water right is null.

2.

GasAtacama Chile S.A.: On May 23, 2016 the Superintendency of Electricity and Fuels by means of ORD No. 5,705, filed charges against GasAtacama Chile S.A., for providing allegedly erroneous information to national centralizing operating agent CDEC-SING regarding the Minimum Technical (MT) and Average Time of Operation (TMO) parameters during the period from January 1, 2011 to October 29, 2015. GasAtacama Chile S.A. submitted its objections, which were rejected through notification by the Superintendency’s Resolution No. 014606 dated August 4, 2016, setting a fine for UTM 120,000. Disagreeing with the Superintendency’s resolution applying the fine in question, GasAtacama Chile S.A. filed an appeal for reinstatement filed before the Superintendency, which was rejected by the Superintendency through Resolution No. 15908, dated November 2, 2016, confirming the totality of the fine imposed. In opposition to the aforementioned resolution, GasAtacama Chile S.A. filed an illegality claim before the Court of Appeals of Santiago, recognizing provision for 25% of the fine. To date, the claim of illegality is pending resolution by the Court of Appeals of Santiago. The loss contingency rating on this issue is probable because although the contingency was assessed on the basis that the fine imposed does not meet the legal requirement, nevertheless we had to make provisions for 50% of the fine, for the single fact of the application of the fine by the State Regulator. The basis for recognizing half of the risk lies in the fact that we have sued the Superintendence of Electricity and Fuels, before the Courts of Justice, requesting the annulment of the fine because it has no legal basis.

33.4	Financial restrictions

A number of the Group’s loan agreements include the obligation to comply with certain financial covenants, which is normal for the contracts of this nature. There are also affirmative and negative ratios requiring the monitoring of these commitments. In addition, there are restrictions in the events-of-default clauses of the agreements which require compliance.

1)	Cross Default

Some of the financial debt contracts of the Company contain cross default clauses. The domestic credit line agreement governed by Chilean law, which the Company signed in March 2016 for UF 2.8 million, stipulate that cross default arises only in the event of non-compliance by the borrower itself, with no reference made to its subsidiaries; i.e., the Company. In order to accelerate payment of the debt in this credit line due to cross default originating from other debt, the amount overdue of a debt must exceed US$ 50 million, or the equivalent in other currencies, and other additional conditions must be met such as the expiry of grace periods. This credit line has not been drawn upon.

The Company’s international credit line governed by New York State law, which was signed in February 2016 expiring in February 2020, also makes no reference to its subsidiaries, thus, cross default is only triggered in the event of non-compliance by the borrower itself. For the repayment of debt to be accelerated under these credit lines due to cross default originated from other debt, the amount in default must exceed US$50 million or its equivalent in other currencies, and other additional conditions must be met, including the expiration of grace periods (if any), and a formal notice of intent to accelerate the debt repayment must have been served by creditors representing more than 50% of the amount owed or committed in the contract. As of December 31, 2017, these credit lines have not been drawn upon.

Regarding the bond issues of the Company registered with the United States Securities and Exchange Commission (the “SEC”), commonly called “Yankee bonds”, a cross default can be triggered by another debt of the Company or of any of its Chilean subsidiaries, for any amount overdue provided that the principal of the debt giving rise to the cross default exceeds US$ 30 million or its equivalent in other currencies. Debt acceleration due to cross default does not occur automatically but has to be demanded by the holders of at least 25% of the bonds of a certain series of Yankee bonds. In addition, events of bankruptcy or insolvency of foreign subsidiaries have no contractual effects on the Company’s Yankee bonds. The Company’s Yankee bonds mature in 2024, 2027, 2037 and 2097. Specifically for those maturing in 2024 (issued in April 2014), the threshold for triggering cross default increased to US$ 50 million or its equivalent in other currencies. As of December 31, 2017, the outstanding amount of Yankee bonds totals ThCh$ 438,757,209.

The bonds of the Company issued in Chile state that cross default can be triggered only by the default of the issuer in cases where the amount overdue exceeds US$50 million or its equivalent in other currencies. Debt acceleration requires the agreement of at least 50% of the bondholders of a certain series. As of December 31, 2017, the outstanding amount owed of domestic bonds totals ThCh$324,822,376.

2)	Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that the Company is obliged to meet at certain periods of time (quarterly, annually, etc.). Most of the Group’s financial covenants limit the level of indebtedness and evaluate the ability to generate cash flows in order to service the companies’ debts. Various companies are also required to certify these covenants periodically. The types of covenants and their respective limits vary according to the type of debt.

The Company bonds issued in Chile include the following financial covenants whose definitions and calculation formulas are established in the respective indentures:

Series H

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Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; Other financial liabilities, non-current; and Other obligations guaranteed by the issuer or its subsidiaries; while Capitalization is the sum of Financial liabilities, Equity attributable to the shareholders of the Company, and Non-controlling interests. As of December 31, 2017, the ratio was 0.28.

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Consolidated Equity: A minimum Equity of Ch$761,661 million must be maintained; this limit is adjusted at the end of each year as established in the indenture. Equity corresponds to Equity attributable to the shareholders of the parent company. As of December 31, 2017, the equity attributable to shareholders of the Company was Ch$ 1,961,517,7272 million.

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Financial Expense Coverage: A financial expense coverage ratio of at least 1.85 must be maintained. Financial expense coverage is the quotient between i) the Gross margin plus Financial income and Dividends received from associates, and ii) Financial expenses; both items refer to the period of four consecutive quarters ending at the close of the quarter being reported. For the year ended December 31, 2017, this ratio was 11.55.

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Net Asset Position with Related Parties: A net asset position must be maintained with related parties of no more than a hundred million dollars. The Net asset position with related parties is the difference between i) the sum of Accounts receivable from related entities, Current, accounts receivable from related entities, non-current, less transactions in the ordinary course of business of less than 180 days term, short-term transactions of associates of the Company in which Enel Américas S.A. has no participation, and long-term transactions of associates of the Company in which Enel Américas S.A. has no participation, and ii) the sum of Accounts payable to related entities, current, Accounts payable to related entities, non-current, less transactions in the ordinary course of business at less than 180 days term, short-term transactions of associates of the Company in which Enel Américas S.A. has no participation, and long-term transactions of associates of the Company in which Enel Américas S.A. has no participation. As of December 31, 2017, using the exchange rate prevailing on that date, the net asset position with related parties was a negative US$ 83.39 million, indicating that Enel Américas S.A. is a net debtor of the Company.

Series M

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Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; and Other financial liabilities, non-current; while Capitalization is the sum of Financial liabilities and Equity. As of December 31, 2017, the debt ratio was 0.28.

-	Consolidated Equity: Same as for Series H.
-	Financial Expense Coverage Ratio: Same as for Series H.

The Company’s domestic (governed by Chilean law, maturity in April 2019) and international (governed by New York State law, maturity in July 2019 and February 2020) credit lines include the following covenants whose definitions and formulas, identical to each other, are established in the respective contracts:

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Debt Equity Ratio: The debt equity ratio, which is Financial debt to Net Equity, must be no more than 1.4. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; while Net Equity is the sum of the Equity attributable to the shareholders of the Company, and Non-controlling interests. As of December 31, 2017, the ratio was 0.39.

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Debt Repayment Capacity (Debt/EBITDA Ratio): The ratio between Financial Debt and EBITDA must be no more than 6.5. Financial Debt is the sum of interest-bearing loans, current; and interest-bearing loans, non-current; while EBITDA is the operating income excluding depreciation and amortization expense and impairment losses/(reversal of impairment losses) for the four mobile quarters ended on the calculation date. As of December 31, 2017, the Debt/EBITDA ratio was 1.34.

Yankee Bonds are not subject to financial covenants.

As of December 31, 2017, the most restrictive financial covenant was the Debt Equity Ratio requirement for three credit lines.

The other Group companies not mentioned in this Note, are not subject to compliance with financial covenants.

Lastly, in most of the contracts, debt acceleration for non-compliance with these covenants does not occur automatically, but is subject to certain conditions, such as a cure period.

As of December 31, 2017 and 2016, no company of the Group was in default under their financial obligations summarized herein or other financial obligations whose defaults might trigger the acceleration of their financial commitments.

Guarantees Committed to Third Parties, Other Assets and Contingent Liabilities and Other Commitments.

As of December 31, 2017 and December 31, 2016, Enel Generación Chile did not have fixed assets taxed as collateral for liabilities.

As of December 31, 2017, Enel Generación Chile had future commitments to purchase energy for an amount of ThCh $ 2,817,983 (ThCh $ 3,981,129 as of December 31, 2016).